World Omni Auto Receivables Trust 2017-B
Monthly Servicer Certificate
March 31, 2020

Dates Covered
Collections Period	03/01/20 - 03/31/20
Interest Accrual Period	03/16/20 - 04/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	04/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/29/20	223,999,829.35	15,595
Yield Supplement Overcollateralization Amount 02/29/20	7,037,165.38	0
Receivables Balance 02/29/20	231,036,994.73	15,595
Principal Payments	10,737,213.03	387
Defaulted Receivables	318,331.06	18
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/20	6,553,813.65	0
Pool Balance at 03/31/20	213,427,636.99	15,190

Pool Statistics	$ Amount	# of Accounts
Pool Factor	31.21%
Prepayment ABS Speed	1.31%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	2,641,159.07	148
Past Due 61-90 days	786,242.42	42
Past Due 91-120 days	290,598.41	16
Past Due 121+ days	0.00	0
Total	3,717,999.90	206

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.69%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.49%
Delinquency Trigger Occurred	NO

Recoveries	307,665.81
Aggregate Net Losses/(Gains) - March 2020	10,665.25
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.06%
Prior Net Losses Ratio	0.59%
Second Prior Net Losses Ratio	0.95%
Third Prior Net Losses Ratio	1.15%
Four Month Average	0.69%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.32%

Overcollateralization Target Amount	6,656,764.16
Actual Overcollateralization	6,656,764.16
Weighted Average APR	3.19%
Weighted Average APR, Yield Adjusted	5.20%
Weighted Average Remaining Term	37.10

Flow of Funds	$ Amount

Collections	11,622,015.40
Investment Earnings on Cash Accounts	2,278.62
Servicing Fee	-
Transfer to Collection Account	-
Available Funds	11,624,294.02

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	347,258.73
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	3,915,428.20
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	6,656,764.16
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	-
(10) Collection Account Redeposits	681,834.18

Total Distributions of Available Funds	11,624,294.02

Servicing Fee	-
Unpaid Servicing Fee	192,530.83
Change in amount of the unpaid servicing fee from the prior period	192,530.83

Note Balances & Note Factors	$ Amount

Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 03/16/20	217,343,065.19
Principal Paid	10,572,192.36
Note Balance @ 04/15/20	206,770,872.83

Class A-1
Note Balance @ 03/16/20	0.00
Principal Paid	0.00
Note Balance @ 04/15/20	0.00
Note Factor @ 04/15/20	0.0000000%

Class A-2a
Note Balance @ 03/16/20	0.00
Principal Paid	0.00
Note Balance @ 04/15/20	0.00
Note Factor @ 04/15/20	0.0000000%

Class A-2b
Note Balance @ 03/16/20	0.00
Principal Paid	0.00
Note Balance @ 04/15/20	0.00
Note Factor @ 04/15/20	0.0000000%

Class A-3
Note Balance @ 03/16/20	153,663,065.19
Principal Paid	10,572,192.36
Note Balance @ 04/15/20	143,090,872.83
Note Factor @ 04/15/20	62.4850973%

Class A-4
Note Balance @ 03/16/20	52,030,000.00
Principal Paid	0.00
Note Balance @ 04/15/20	52,030,000.00
Note Factor @ 04/15/20	100.0000000%

Class B
Note Balance @ 03/16/20	11,650,000.00
Principal Paid	0.00
Note Balance @ 04/15/20	11,650,000.00
Note Factor @ 04/15/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	370,267.48
Total Principal Paid	10,572,192.36
Total Paid	10,942,459.84

Class A-1
Coupon	1.28000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.61000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.70463%
Coupon	0.80%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.95000%
Interest Paid	249,702.48
Principal Paid	10,572,192.36
Total Paid to A-3 Holders	10,821,894.84

Class A-4
Coupon	2.25000%
Interest Paid	97,556.25
Principal Paid	0.00
Total Paid to A-4 Holders	97,556.25

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	0.00
Total Paid to B Holders	23,008.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5604339
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.0019864
Total Distribution Amount	16.5624203

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.0904038
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	46.1667789
Total A-3 Distribution Amount	47.2571827

A-4 Interest Distribution Amount	1.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8750000

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	370.35
Noteholders' Principal Distributable Amount	629.65

Account Balances	$ Amount

Reserve Account
Balance as of 03/16/20	1,664,191.04
Investment Earnings	945.25
Investment Earnings Paid	(945.25)
Deposit/(Withdrawal)	-
Balance as of 04/15/20	1,664,191.04
Change	-

Required Reserve Amount	1,664,191.04